Victory Funds

Victory CEMP Enhanced Fixed Income Fund

Supplement dated December 14, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The Board of Trustees of Victory Portfolios II (“Trust”) has approved a Plan of Liquidation (“Plan”) relating to the Victory CEMP Enhanced Fixed Income Fund (“Fund”), a series of the Trust. It is anticipated that the Fund will liquidate on February 26, 2016. Any remaining shareholders on the date of liquidation will receive a distribution of their remaining investment value in full liquidation of the Fund.

Effective January 4, 2016, the Fund is closed to new shareholder accounts. The Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders, including from participants in group retirement plans that currently hold shares of the Fund and customers of certain other financial intermediaries that maintain omnibus accounts with the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP REC Enhanced Volatility Wtd Index Fund

Supplement dated December 14, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The Board of Trustees of Victory Portfolios II (“Trust”) has approved a Plan of Liquidation (“Plan”) relating to the Victory CEMP REC Enhanced Volatility Wtd Index Fund (“Fund”), a series of the Trust. It is anticipated that the Fund will liquidate on February 26, 2016. Any remaining shareholders on the date of liquidation will receive a distribution of their remaining investment value in full liquidation of the Fund.

Effective January 4, 2016, the Fund is closed to new shareholder accounts. The Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders, including from participants in group retirement plans that currently hold shares of the Fund and customers of certain other financial intermediaries that maintain omnibus accounts with the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Ultra Short Term Fixed Income Fund

Supplement dated December 14, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The Board of Trustees of Victory Portfolios II (“Trust”) has approved a Plan of Liquidation (“Plan”) relating to the Victory CEMP Ultra Short Term Fixed Income Fund (“Fund”), a series of the Trust. It is anticipated that the Fund will liquidate on February 26, 2016. Any remaining shareholders on the date of liquidation will receive a distribution of their remaining investment value in full liquidation of the Fund.

Effective January 4, 2016, the Fund is closed to new shareholder accounts. The Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders, including from participants in group retirement plans that currently hold shares of the Fund and customers of certain other financial intermediaries that maintain omnibus accounts with the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.